                           MFS(R) Managed Sectors Fund
                            MFS(R) Cash Reserve Fund
                       MFS(R) Global Asset Allocation Fund
                             MFS(R) Core Growth Fund
                       MFS(R) Convertible Securities Fund
                              MFS(R) Blue Chip Fund
                       MFS(R) Science and Technology Fund
                            MFS(R) New Discovery Fund
                     MFS(R) Research Growth and Income Fund
                            MFS(R) Equity Income Fund
                       MFS(R) Research International Fund
                          MFS(R) Strategic Growth Fund
                          MFS(R) Large Cap Growth Fund
                           MFS(R) Emerging Growth Fund
                         MFS(R) Intermediate Income Fund
                           MFS(R) Charter Income Fund
                            MFS(R) High Income Fund
                      MFS(R) High Yield Opportunities Fund
                       MFS(R) Government Money Market Fund
                            MFS(R) Money Market Fund
                           MFS(R) Mid Cap Growth Fund
                              MFS(R) Research Fund
                            MFS(R) Total Return Fund
                     MFS(R) International Opportunities Fund
                   MFS(R) International Strategic Growth Fund
                         MFS(R) International Value Fund
                              MFS(R) Utilities Fund
                         MFS(R) Global Total Return Fund
                            MFS(R) Global Equity Fund
                         MFS(R) Global Governments Fund
                        MFS(R) Capital Opportunities Fund
                          MFS(R) Strategic Income Fund
                            MFS(R) Global Growth Fund
                                MFS(R) Bond Fund
                          MFS(R) Limited Maturity Fund
                 MFS(R) Intermediate Investment Grade Bond Fund
                            MFS(R) Research Bond Fund
                            MFS(R) Mid Cap Value Fund
                           MFS(R) Large Cap Value Fund
                          MFS(R) High Quality Bond Fund
                         MFS(R) Government Mortgage Fund
                        MFS(R) International Growth Fund
                   MFS(R) International Growth and Income Fund
                     MFS(R)/F&C Emerging Markets Equity Fund
                           MFS(R) Strategic Value Fund
                           MFS(R) Small Cap Value Fund
                        MFS(R) Emerging Markets Debt Fund
                               MFS(R) Income Fund
                          MFS(R) European Equity Fund
                             MFS(R) High Yield Fund
                        MFS(R) Concentrated Growth Fund
                        MFS(R) Union Standard Equity Fund
                          Massachusetts Investors Trust
                    Massachusetts Investors Growth Stock Fund
                        MFS(R) Growth Opportunities Fund
                        MFS(R) Government Securities Fund
                     MFS(R) Government Limited Maturity Fund

                      Supplement to the Current Prospectus



In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all net purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.

                 The date of this Supplement is August 1, 1999.